OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 1,077	$ 994
Provision for vacation and other employee benefits	1,664	1,872
Accrued expenses	355	441
Provision for contingent liabilities (Note 12c)	97	117
Other liabilities	384	407
Other Current Liabilities	$ 3,577	$ 3,831